AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Financials – 29.7%
Banks – 18.3%
AIB Group PLC	2,498,062	$31,817,659
Bank Leumi Le-Israel BM	470,102	11,966,803
BAWAG Group AG(a)	132,685	27,712,001
Danske Bank A/S	320,140	18,535,913
KBC Group NV	232,485	35,377,131
Mitsubishi UFJ Financial Group, Inc.	1,334,100	30,742,904
NatWest Group PLC	2,729,116	25,138,717
Oversea-Chinese Banking Corp., Ltd.	1,597,480	39,586,909
Royal Bank of Canada	73,841	15,095,246
Shizuoka Financial Group, Inc.	1,035,600	23,916,170
Sumitomo Mitsui Financial Group, Inc.	657,500	28,717,634
Toronto-Dominion Bank (The)	199,951	24,183,643
UniCredit SpA	303,809	29,693,372

		342,484,102

Capital Markets – 3.5%
Euronext NV(a)	177,926	33,709,301
London Stock Exchange Group PLC	139,632	17,038,174
Singapore Exchange Ltd.	718,000	14,394,434

		65,141,909

Insurance – 7.9%
AIA Group Ltd. - Class H	1,117,800	10,872,431
AXA SA	551,743	27,622,977
Medibank Pvt. Ltd.	2,711,750	9,405,940
NN Group NV	315,317	28,495,964
Phoenix Financial Ltd.	324,748	20,344,483
Suncorp Group Ltd.	1,688,606	22,823,235
Tryg A/S	1,163,215	27,854,402

		147,419,432

		555,045,443

Industrials – 17.6%
Aerospace & Defense – 3.4%
BAE Systems PLC	1,294,591	35,876,416
Safran SA	69,781	27,316,400

		63,192,816

Commercial Services & Supplies – 0.7%
Waste Connections, Inc.	84,640	13,994,326

Construction & Engineering – 1.7%
Stantec, Inc.	192,979	14,066,600
Vinci SA	141,435	18,589,505

		32,656,105

Electrical Equipment – 6.3%
ABB Ltd. (REG)	219,452	21,457,650
Mitsubishi Electric Corp.	585,700	20,483,638
Prysmian SpA	220,160	30,739,674
Schneider Electric SE	131,459	44,986,213

		117,667,175

Machinery – 1.2%
Weir PLC	570,565	22,015,858

Passenger Airlines – 0.9%
Ryanair Holdings PLC	608,829	16,407,397

Professional Services – 1.3%
RELX PLC	686,774	24,879,742

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 2.1%
BOC Aviation Ltd. - Class H(a)	2,328,400	$22,320,776
Bunzl PLC	430,690	16,303,310

		38,624,086

		329,437,505

Consumer Discretionary – 13.8%
Automobile Components – 0.5%
Toyo Tire Corp.	389,700	9,192,522

Broadline Retail – 1.0%
Canadian Tire Corp., Ltd. - Class A	131,378	17,799,478

Diversified Consumer Services – 1.4%
Pearson PLC	1,537,830	25,718,347

Hotels, Restaurants & Leisure – 5.5%
Amadeus IT Group SA	168,000	11,361,557
Aristocrat Leisure Ltd.	547,634	23,908,784
Compass Group PLC	695,746	21,324,615
InterContinental Hotels Group PLC	117,879	19,173,020
Lottomatica Group SpA	922,594	27,242,223

		103,010,199

Household Durables – 2.4%
Open House Group Co., Ltd.	361,900	18,018,516
Sony Group Corp.	1,092,800	27,481,667

		45,500,183

Leisure Products – 0.6%
Games Workshop Group PLC	47,626	11,894,038

Specialty Retail – 2.4%
Industria de Diseno Textil SA	410,971	27,688,252
Sanrio Co., Ltd.(b)	2,201,200	17,732,827

		45,421,079

		258,535,846

Information Technology – 8.7%
IT Services – 1.7%
BIPROGY, Inc.	348,300	10,386,077
Obic Co., Ltd.	662,911	21,108,378

		31,494,455

Semiconductors & Semiconductor Equipment – 5.4%
ASML Holding NV	33,619	56,695,417
Taiwan Semiconductor Manufacturing Co., Ltd.	594,000	45,034,046

		101,729,463

Software – 1.6%
Nice Ltd.(c)	84,850	9,249,931
SAP SE	93,221	20,671,694

		29,921,625

		163,145,543

Consumer Staples – 8.2%
Consumer Staples Distribution & Retail – 2.2%
Empire Co., Ltd. - Class A	328,139	11,330,891
Tesco PLC	4,708,381	29,192,304

		40,523,195

Food Products – 3.5%
Danone SA	225,398	16,829,929
Glanbia PLC	611,410	15,724,126
Kerry Group PLC - Class A	142,185	13,873,609
Toyo Suisan Kaisha Ltd.(b)	284,900	18,714,431

		65,142,095

Household Products – 0.9%
Reckitt Benckiser Group PLC	257,863	17,942,017

Company	Shares	U.S. $ Value

Tobacco – 1.6%
British American Tobacco PLC	400,179	$22,402,411
Philip Morris International, Inc.	39,284	7,357,893

		29,760,304

		153,367,611

Health Care – 7.4%
Health Care Providers & Services – 0.4%
Galenica AG(a) (c)	66,810	6,871,602

Pharmaceuticals – 7.0%
AstraZeneca PLC	159,889	25,948,264
Chugai Pharmaceutical Co., Ltd.	339,100	14,679,222
Novartis AG (REG)	230,461	35,158,887
Roche Holding AG	80,488	35,145,945
Takeda Pharmaceutical Co., Ltd.	543,100	19,605,946

		130,538,264

		137,409,866

Communication Services – 4.6%
Diversified Telecommunication Services – 2.1%
HKT Trust & HKT Ltd. - Class H	14,623,000	22,775,864
Koninklijke KPN NV	3,318,099	15,925,975

		38,701,839

Interactive Media & Services – 0.5%
Autotrader Group PLC	1,345,946	9,635,120

Media – 0.9%
Informa PLC	1,414,268	17,284,023

Wireless Telecommunication Services – 1.1%
Tele2 AB - Class B(b)	1,182,118	20,951,408

		86,572,390

Energy – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
Gaztransport Et Technigaz SA	70,307	17,134,066
Shell PLC	619,067	28,071,423
TotalEnergies SE	240,594	21,108,659

		66,314,148

Materials – 2.1%
Chemicals – 0.7%
Nissan Chemical Corp.	258,200	13,288,743

Metals & Mining – 1.4%
Anglo American PLC	243,203	14,076,370
Rio Tinto Ltd.	95,923	12,017,004

		26,093,374

		39,382,117

Utilities – 2.0%
Electric Utilities – 1.0%
Enel SpA	1,696,397	18,564,398

Multi-Utilities – 1.0%
National Grid PLC	1,162,990	18,448,346

		37,012,744

Real Estate – 0.8%
Real Estate Management & Development – 0.8%
Mitsui Fudosan Co., Ltd.	1,534,300	14,627,708

Total Common Stocks (cost $1,414,551,869)		1,840,850,921

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(c) (d) (e) (cost $0)	9,807	-0-

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(f) (g) (h) (cost $18,885,796)	18,885,796	$18,885,796

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $1,433,437,665)		1,859,736,717

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(f) (g) (h) (cost $18,146,603)	18,146,603	18,146,603

Total Investments – 100.5% (cost $1,451,584,268)(i)		1,877,883,320
Other assets less liabilities – (0.5)%		(10,159,140)

Net Assets – 100.0%		$1,867,724,180

Country Breakdown (% of Net Assets)

20.8%	United Kingdom
15.5%	Japan
7.2%	Netherlands
6.9%	France
6.6%	Italy
4.9%	United States
4.4%	Canada
3.6%	Australia
3.4%	Switzerland
3.3%	Ireland
2.9%	Singapore
2.5%	Denmark
2.4%	Taiwan
2.2%	Israel
12.9%	Others
1.0%	Short-Term Investments
-0.5%	Other assets less liabilities

100.0%	Total

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	4,704	USD	5,391	09/11/2026	$(74,765)
Bank of America NA	USD	6,695	EUR	5,845	09/11/2026	97,192
Bank of America NA	USD	5,322	EUR	4,565	09/11/2026	(17,611)
Bank of America NA	ILS	48,541	USD	16,070	10/08/2026	(139,559)
Bank of America NA	GBP	4,166	USD	5,538	10/15/2026	(110,129)
Bank of America NA	TWD	1,379,378	USD	42,848	10/16/2026	(721,648)
Bank of America NA	USD	4,179	TWD	135,650	10/16/2026	106,028
Bank of America NA	USD	158,606	JPY	25,150,042	10/21/2026	(510,075)
Bank of New York (The)	EUR	12,116	USD	13,929	09/11/2026	(149,615)
Bank of New York (The)	USD	5,851	EUR	5,128	09/11/2026	108,278
Deutsche Bank AG	EUR	6,180	USD	7,121	09/11/2026	(60,067)
Deutsche Bank AG	USD	9,478	EUR	8,306	09/11/2026	173,586
Deutsche Bank AG	USD	9,059	EUR	7,754	09/11/2026	(48,852)
Deutsche Bank AG	USD	6,655	CAD	9,386	10/08/2026	126,485
Deutsche Bank AG	GBP	114,668	USD	153,425	10/15/2026	(2,051,599)
Morgan Stanley Bank NA	USD	4,317	NOK	42,256	09/10/2026	201,950
Morgan Stanley Bank NA	USD	6,782	NOK	63,078	09/10/2026	(36,089)
Morgan Stanley Bank NA	USD	38,764	SEK	375,030	09/10/2026	363,574

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Bank NA	EUR	15,012	USD	17,205	09/11/2026	$(239,321)
Morgan Stanley Bank NA	USD	5,893	CHF	4,765	09/11/2026	10,243
Morgan Stanley Bank NA	USD	23,479	EUR	20,489	09/11/2026	329,511
Morgan Stanley Bank NA	GBP	3,114	USD	4,161	10/15/2026	(61,170)
Morgan Stanley Bank NA	USD	5,898	GBP	4,382	10/15/2026	43,989
NatWest Markets PLC	EUR	23,436	USD	27,296	09/11/2026	62,600
NatWest Markets PLC	EUR	11,712	USD	13,513	09/11/2026	(96,440)
NatWest Markets PLC	USD	4,735	CHF	3,795	09/11/2026	(33,718)
NatWest Markets PLC	USD	16,429	EUR	14,377	09/11/2026	277,256
NatWest Markets PLC	USD	10,974	EUR	9,406	09/11/2026	(43,638)
NatWest Markets PLC	CAD	6,598	USD	4,700	10/08/2026	(67,241)
NatWest Markets PLC	AUD	6,758	USD	4,785	10/09/2026	(55,254)
NatWest Markets PLC	GBP	3,868	USD	5,242	10/15/2026	(2,865)
NatWest Markets PLC	USD	8,713	GBP	6,482	10/15/2026	76,025
NatWest Markets PLC	USD	5,333	GBP	3,923	10/15/2026	(14,050)
Standard Chartered Bank	USD	54,238	CHF	42,589	09/11/2026	(1,474,171)
Standard Chartered Bank	GBP	3,421	USD	4,571	10/15/2026	(67,265)
Standard Chartered Bank	USD	5,670	GBP	4,199	10/15/2026	23,597
State Street Bank & Trust Co.	CHF	4,230	USD	5,220	09/11/2026	(20,886)
State Street Bank & Trust Co.	USD	4,382	CHF	3,539	09/11/2026	2,816
State Street Bank & Trust Co.	USD	7,793	EUR	6,808	09/11/2026	117,856
State Street Bank & Trust Co.	SGD	27,816	USD	21,615	09/18/2026	(277,228)
State Street Bank & Trust Co.	CAD	116,793	USD	82,630	10/08/2026	(1,758,148)
State Street Bank & Trust Co.	USD	66,201	AUD	95,496	10/09/2026	2,197,758
State Street Bank & Trust Co.	USD	2,699	GBP	1,996	10/15/2026	7,724
State Street Bank & Trust Co.	JPY	1,492,153	USD	9,396	10/21/2026	16,641

						$(3,788,295)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $90,613,681 or 4.9% of net assets.

(b)	Represents entire or partial securities out on loan.

(c)	Non-income producing security.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $449,002,963 and gross unrealized depreciation of investments was $26,492,206, resulting in net unrealized appreciation of $422,510,757.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(a)	$1,840,850,921	$-0-	$-0-		$1,840,850,921
Warrants	-0-	-0-	-0-	(b)	-0-
Short-Term Investments	18,885,796	-0-	-0-		18,885,796
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,146,603	-0-	-0-		18,146,603

Total Investments in Securities	1,877,883,320	-0-	-0-	(b)	1,877,883,320
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	-0-	4,343,109	-0-		4,343,109
Liabilities:
Forward Currency Exchange Contracts	-0-	(8,131,404)	-0-		(8,131,404)

Total	$1,877,883,320	$(3,788,295)	$-0-	(b)	$1,874,095,025

(a)	See Portfolio of Investments for sector classifications.
(b)	The Fund held securities with zero market value at period end.
(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$9,760	$213,640	$204,514	$18,886	$238
AB Government Money Market Portfolio*	-0-	96,420	78,273	18,147	147
	$9,760	$310,060	$282,787	$37,033	$385

*	Investments of cash collateral for securities lending transactions.